Summary of prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Prepaid insurance	$ 4	$ 81
Prepaid research and development	681	97
Other	309	112
Total	$ 994	$ 290